12. Investment in Affiliates (Tables)	12 Months Ended
Dec. 31, 2019
Investments in and Advances to Affiliates, Schedule of Investments [Abstract]
Investment in Affiliates, net
	December 31,	December 31,
	2019	2018
Investment in Sinsin	$69,606	$69,606
Investment in EnSync, Inc.	33,390	33,390
	102,996	102,996
Less: impairment	(33,390)	(33,390)
Investment in affiliates, net	$69,606	$69,606